UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2017 are attached.

Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

Value
Master Portfolio - 100.0%
S&P 500 Index Master Portfolio	$ 792,295,344

Total Investments (Cost $792,295,344)	792,295,344
Net Other Assets (Liabilities) - (0.0)% (A)	(307,642)

Net Assets - 100.0%	$ 791,987,702

FOOTNOTE TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 1	September 30, 2017 Form N-Q

NOTES TO FINANCIAL STATEMENTS

At September 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, as noted within the Schedule of Investments, reflects the Fund’s proportional interest in the net assets of the Master Portfolio. At period ended September 30, 2017, the Fund held a 6.11% ownership interest in the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments, which accompany this report.

Transamerica Funds	Page 1	September 30, 2017 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments September 30, 2017 (Unaudited)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense - 2.5%
Arconic, Inc.	226,886	$ 5,644,924
Boeing Co.	331,482	84,266,039
General Dynamics Corp.	165,842	34,093,798
L3 Technologies, Inc.	45,950	8,658,358
Lockheed Martin Corp.	149,235	46,306,128
Northrop Grumman Corp.	103,698	29,835,989
Raytheon Co.	173,310	32,336,180
Rockwell Collins, Inc.	98,121	12,825,396
Textron, Inc. (a)	154,558	8,327,585
TransDigm Group, Inc.	28,666	7,328,463
United Technologies Corp.	444,550	51,603,364

		321,226,224

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	82,640	6,288,904
Expeditors International of Washington, Inc.	109,898	6,578,494
FedEx Corp.	147,215	33,208,760
United Parcel Service, Inc., Class B	411,156	49,375,724

		95,451,882

Airlines - 0.5%
Alaska Air Group, Inc.	71,558	5,457,729
American Airlines Group, Inc.	261,647	12,425,616
Delta Air Lines, Inc.	399,138	19,246,435
Southwest Airlines Co.	330,589	18,506,372
United Continental Holdings, Inc. (b)	151,097	9,198,785

		64,834,937

Auto Components - 0.4%
BorgWarner, Inc.	117,358	6,012,250
Delphi Automotive PLC	160,226	15,766,238
Goodyear Tire & Rubber Co.	146,534	4,872,256
Johnson Controls International PLC	558,604	22,506,155

		49,156,899

Automobiles - 0.5%
Ford Motor Co.	2,347,191	28,095,876
General Motors Co.	785,135	31,703,752
Harley-Davidson, Inc.	100,929	4,865,787

		64,665,415

Banks - 6.4%
Bank of America Corp.	5,858,617	148,457,329
BB&T Corp.	485,871	22,806,785
Citigroup, Inc.	1,626,439	118,307,173
Citizens Financial Group, Inc.	296,166	11,215,806
Comerica, Inc.	107,698	8,213,049
Fifth Third Bancorp	446,691	12,498,414
Huntington Bancshares, Inc.	665,283	9,287,351
JPMorgan Chase & Co.	2,099,094	200,484,468
KeyCorp	664,108	12,498,513
M&T Bank Corp.	91,371	14,714,386
PNC Financial Services Group, Inc. (e)	285,955	38,538,155
Regions Financial Corp.	702,941	10,705,791
SunTrust Banks, Inc.	288,510	17,244,243
U.S. Bancorp	948,373	50,823,309
Wells Fargo & Co.	2,668,324	147,158,069
Zions Bancorporation	118,421	5,587,103

		828,539,944

Beverages - 2.0%
Brown-Forman Corp., Class B	113,356	6,155,231
Coca-Cola Co.	2,288,080	102,986,481
Constellation Brands, Inc., Class A	102,679	20,479,327
Dr. Pepper Snapple Group, Inc.	106,715	9,441,076
Molson Coors Brewing Co., Class B	108,560	8,862,838
Monster Beverage Corp. (b)	249,172	13,766,753
PepsiCo, Inc.	850,628	94,785,478

		256,477,184

Biotechnology - 3.2%
AbbVie, Inc.	950,869	84,494,219
Alexion Pharmaceuticals, Inc. (b)	133,393	18,713,704
Amgen, Inc.	435,208	81,144,532
Biogen, Inc. (a)(b)	126,097	39,483,493
Celgene Corp. (b)	466,802	68,069,068
Gilead Sciences, Inc.	779,054	63,118,955
Incyte Corp. (a)(b)	102,748	11,994,801
Regeneron Pharmaceuticals, Inc. (a)(b)	45,981	20,559,025
Vertex Pharmaceuticals, Inc. (b)	150,555	22,890,382

		410,468,179

Building Products - 0.2%
Allegion PLC	55,592	4,807,040
AO Smith Corp.	86,280	5,127,621
Fortune Brands Home & Security, Inc.	95,901	6,447,424
Masco Corp.	185,105	7,220,946

		23,603,031

Capital Markets - 2.4%
Affiliated Managers Group, Inc.	32,950	6,254,899
Ameriprise Financial, Inc.	90,303	13,410,899
Bank of New York Mellon Corp.	617,273	32,727,814
BlackRock, Inc. (e)	72,367	32,354,562
Charles Schwab Corp.	712,918	31,183,033
CME Group, Inc.	202,433	27,466,109
E*Trade Financial Corp. (b)	169,204	7,378,986
Franklin Resources, Inc.	192,659	8,575,252
Goldman Sachs Group, Inc.	215,013	50,998,934
Invesco Ltd.	247,235	8,663,114
Morgan Stanley	845,495	40,727,494
Northern Trust Corp.	130,571	12,003,392
Raymond James Financial, Inc.	74,775	6,305,776

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Capital Markets (continued)
State Street Corp.	223,583	$ 21,361,120
T. Rowe Price Group, Inc.	144,329	13,083,424

		312,494,808

Chemicals - 2.2%
Air Products & Chemicals, Inc.	130,691	19,763,093
Albemarle Corp.	65,091	8,872,554
CF Industries Holdings, Inc.	138,621	4,873,914
DowDuPont, Inc.	1,391,653	96,344,137
Eastman Chemical Co.	85,259	7,715,087
Ecolab, Inc.	155,633	20,015,960
FMC Corp.	79,496	7,099,788
International Flavors & Fragrances, Inc.	47,931	6,849,819
LyondellBasell Industries NV, Class A	193,623	19,178,358
Monsanto Co.	262,015	31,394,637
Mosaic Co.	207,653	4,483,228
PPG Industries, Inc.	154,310	16,767,325
Praxair, Inc.	171,093	23,908,536
Sherwin-Williams Co.	49,185	17,610,198

		284,876,634

Commercial Services & Supplies - 0.3%
Cintas Corp.	50,781	7,326,683
Iron Mountain, Inc.	154,662	6,016,352
Republic Services, Inc.	136,001	8,984,226
Stericycle, Inc. (b)	49,455	3,541,967
Waste Management, Inc.	242,531	18,982,901

		44,852,129

Communications Equipment - 1.0%
Cisco Systems, Inc.	2,985,181	100,391,637
F5 Networks, Inc. (b)	37,904	4,569,706
Harris Corp.	70,710	9,311,093
Juniper Networks, Inc.	223,770	6,227,519
Motorola Solutions, Inc.	99,241	8,422,584

		128,922,539

Construction & Engineering - 0.1%
Fluor Corp.	82,221	3,461,504
Jacobs Engineering Group, Inc.	70,035	4,080,940
Quanta Services, Inc. (b)	88,806	3,318,680

		10,861,124

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	37,045	7,639,790
Vulcan Materials Co.	81,053	9,693,939

		17,333,729

Consumer Finance - 0.7%
American Express Co.	437,202	39,549,293
Capital One Financial Corp.	289,609	24,518,298
Discover Financial Services	223,529	14,413,150
Navient Corp.	168,799	2,535,361
Synchrony Financial	449,671	13,962,284

		94,978,386

Containers & Packaging - 0.3%
Avery Dennison Corp.	54,591	5,368,479
Ball Corp.	205,558	8,489,545
Packaging Corp. of America	55,189	6,329,074
Sealed Air Corp.	112,730	4,815,826
WestRock Co.	148,512	8,425,086

		33,428,010

Distributors - 0.1%
Genuine Parts Co.	85,536	8,181,518
LKQ Corp. (b)	180,654	6,501,738

		14,683,256

Diversified Consumer Services - 0.0%
H&R Block, Inc.	122,375	3,240,490

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (b)	1,147,285	210,320,286
CBOE Holdings, Inc.	68,698	7,393,966
Intercontinental Exchange, Inc.	351,995	24,182,056
Leucadia National Corp.	188,762	4,766,241
Moody’s Corp.	100,168	13,944,387
Nasdaq, Inc.	72,363	5,613,198
S&P Global, Inc.	153,345	23,969,357

		290,189,491

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	3,665,390	143,573,287
CenturyLink, Inc.	322,148	6,088,597
Level 3 Communications, Inc. (b)	172,462	9,190,500
SBA Communications Corp. (b)	70,903	10,213,577
Verizon Communications, Inc.	2,435,159	120,516,019

		289,581,980

Electric Utilities - 1.7%
American Electric Power Co., Inc.	293,238	20,597,037
Duke Energy Corp.	416,768	34,975,170
Edison International	195,588	15,093,526
Entergy Corp.	105,205	8,033,454
Eversource Energy	192,421	11,629,925
Exelon Corp.	573,983	21,621,940
FirstEnergy Corp.	262,946	8,106,625
NextEra Energy, Inc.	277,972	40,736,797
Pinnacle West Capital Corp.	66,548	5,627,299
PPL Corp.	409,277	15,532,062
Southern Co.	596,804	29,326,949
Xcel Energy, Inc.	305,285	14,446,086

		225,726,870

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	24,532	$ 4,201,841
AMETEK, Inc.	135,148	8,925,174
Eaton Corp. PLC	266,828	20,489,722
Emerson Electric Co.	384,767	24,178,758
Rockwell Automation, Inc.	77,486	13,808,780

		71,604,275

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	182,393	15,437,744
Corning, Inc.	541,234	16,193,721
FLIR Systems, Inc.	81,968	3,189,375
TE Connectivity Ltd.	212,321	17,635,382

		52,456,222

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	250,848	9,186,054
Halliburton Co.	519,281	23,902,504
Helmerich & Payne, Inc.	63,592	3,313,779
National Oilwell Varco, Inc.	231,780	8,281,499
Schlumberger Ltd.	830,317	57,922,914
TechnipFMC PLC (b)	257,556	7,190,964

		109,797,714

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	262,422	43,113,310
CVS Health Corp.	607,396	49,393,443
Kroger Co.	541,698	10,866,462
Sysco Corp.	290,781	15,687,635
Wal-Mart Stores, Inc.	873,810	68,279,513
Walgreens Boots Alliance, Inc.	549,468	42,429,919

		229,770,282

Food Products - 1.2%
Archer-Daniels-Midland Co.	337,888	14,363,619
Campbell Soup Co.	112,425	5,263,738
Conagra Brands, Inc.	253,496	8,552,955
General Mills, Inc.	346,360	17,927,594
Hershey Co.	85,736	9,359,799
Hormel Foods Corp.	154,840	4,976,558
J.M. Smucker Co.	67,617	7,095,052
Kellogg Co.	150,460	9,384,190
Kraft Heinz Co.	356,343	27,634,400
McCormick & Co., Inc.	72,889	7,481,327
Mondelez International, Inc., Class A	900,709	36,622,828
Tyson Foods, Inc., Class A	174,479	12,292,045

		160,954,105

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,037,539	55,363,028
Align Technology, Inc. (b)	42,136	7,848,673
Baxter International, Inc.	298,514	18,731,753
Becton Dickinson & Co.	135,732	26,596,685
Boston Scientific Corp. (b)	820,488	23,933,635
C.R. Bard, Inc.	43,574	13,965,467
Cooper Cos., Inc.	29,002	6,876,664
Danaher Corp.	365,209	31,327,628
Dentsply Sirona, Inc.	139,448	8,340,385
Edwards Lifesciences Corp. (b)	126,584	13,836,897
Hologic, Inc. (b)	163,915	6,014,041
IDEXX Laboratories, Inc. (b)	51,887	8,067,909
Intuitive Surgical, Inc. (a)(b)	22,209	23,227,949
Medtronic PLC	809,310	62,940,039
ResMed, Inc.	83,059	6,392,221
Stryker Corp.	191,733	27,229,921
Varian Medical Systems, Inc. (a)(b)	54,702	5,473,482
Zimmer Biomet Holdings, Inc.	121,489	14,225,147

		360,391,524

Health Care Providers & Services - 2.7%
Aetna, Inc.	194,042	30,854,618
AmerisourceBergen Corp.	94,642	7,831,625
Anthem, Inc.	153,330	29,114,300
Cardinal Health, Inc.	190,937	12,777,504
Centene Corp. (b)	104,692	10,131,045
Cigna Corp.	150,001	28,041,187
DaVita, Inc. (b)	90,527	5,376,399
Envision Healthcare Corp. (b)	69,123	3,107,079
Express Scripts Holding Co. (b)	346,289	21,927,019
HCA Healthcare, Inc. (b)	175,211	13,945,043
Henry Schein, Inc. (a)(b)	96,243	7,890,964
Humana, Inc.	86,348	21,036,963
Laboratory Corp. of America Holdings (b)	59,775	9,024,232
McKesson Corp.	125,780	19,321,066
Patterson Cos., Inc.	47,484	1,835,257
Quest Diagnostics, Inc.	83,197	7,790,567
UnitedHealth Group, Inc.	576,105	112,830,164
Universal Health Services, Inc., Class B	52,271	5,798,945

		348,633,977

Health Care Technology - 0.1%
Cerner Corp. (b)	189,247	13,497,096

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	244,594	15,793,434
Chipotle Mexican Grill, Inc. (a)(b)	14,640	4,506,631
Darden Restaurants, Inc.	74,092	5,836,968
Hilton Worldwide Holdings, Inc.	124,726	8,662,221
Marriott International, Inc., Class A	186,559	20,569,995
McDonald’s Corp.	483,012	75,678,320
MGM Resorts International	313,732	10,224,526
Royal Caribbean Cruises Ltd.	103,840	12,309,193
Starbucks Corp.	862,984	46,350,871
Wyndham Worldwide Corp.	60,914	6,420,945
Wynn Resorts Ltd.	48,976	7,293,506

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	206,301	$ 15,185,817

		228,832,427

Household Durables - 0.4%
D.R. Horton, Inc.	199,014	7,946,629
Garmin Ltd.	67,037	3,617,987
Leggett & Platt, Inc.	77,738	3,710,435
Lennar Corp., Class A	118,127	6,237,106
Mohawk Industries, Inc. (b)	38,505	9,530,372
Newell Brands, Inc.	287,952	12,286,912
PulteGroup, Inc.	164,364	4,492,068
Whirlpool Corp.	43,002	7,931,289

		55,752,798

Household Products - 1.7%
Church & Dwight Co., Inc.	147,531	7,147,877
Clorox Co.	78,371	10,337,919
Colgate-Palmolive Co.	525,800	38,304,530
Kimberly-Clark Corp.	211,402	24,877,787
Procter & Gamble Co.	1,520,615	138,345,553

		219,013,666

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	388,222	4,278,207
NRG Energy, Inc.	174,951	4,476,996

		8,755,203

Industrial Conglomerates - 2.1%
3M Co.	355,843	74,691,446
General Electric Co.	5,173,280	125,089,886
Honeywell International, Inc.	454,381	64,403,963
Roper Technologies, Inc.	61,255	14,909,467

		279,094,762

Insurance - 2.7%
Aflac, Inc.	237,912	19,363,658
Allstate Corp.	215,113	19,771,036
American International Group, Inc.	541,905	33,267,548
Aon PLC	151,050	22,068,405
Arthur J Gallagher & Co.	105,008	6,463,242
Assurant, Inc.	31,301	2,989,872
Brighthouse Financial, Inc. (b)	57,410	3,490,528
Chubb Ltd.	276,976	39,482,929
Cincinnati Financial Corp.	87,398	6,692,065
Everest Re Group Ltd.	23,935	5,466,515
Hartford Financial Services Group, Inc.	219,638	12,174,534
Lincoln National Corp.	130,619	9,597,884
Loews Corp.	163,488	7,824,536
Marsh & McLennan Cos., Inc.	306,410	25,680,222
MetLife, Inc.	638,124	33,150,490
Principal Financial Group, Inc.	161,991	10,422,501
Progressive Corp.	348,400	16,869,528
Prudential Financial, Inc.	255,866	27,203,673
Torchmark Corp.	64,505	5,166,205
Travelers Cos., Inc.	164,993	20,214,942
Unum Group	134,379	6,870,798
Willis Towers Watson PLC	80,432	12,405,027
XL Group Ltd.	153,302	6,047,764

		352,683,902

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	237,910	228,714,778
Expedia, Inc.	71,880	10,346,407
Netflix, Inc. (b)	257,591	46,714,128
Priceline Group, Inc. (a)(b)	29,283	53,611,902
TripAdvisor, Inc. (b)	62,850	2,547,311

		341,934,526

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (b)	102,106	4,974,605
Alphabet, Inc., Class A (b)	177,825	173,151,759
Alphabet, Inc., Class C (b)	180,121	172,755,852
eBay, Inc. (b)	595,289	22,894,815
Facebook, Inc., Class A (b)	1,414,086	241,624,875
VeriSign, Inc. (a)(b)	51,526	5,481,851

		620,883,757

IT Services - 4.0%
Accenture PLC, Class A	368,410	49,761,139
Alliance Data Systems Corp.	28,163	6,239,513
Automatic Data Processing, Inc.	265,520	29,026,646
Cognizant Technology Solutions Corp., Class A	353,188	25,620,258
CSRA, Inc.	93,680	3,023,054
DXC Technology Co.	171,590	14,736,149
Fidelity National Information Services, Inc.	198,490	18,536,981
Fiserv, Inc. (b)	126,989	16,376,501
Gartner, Inc. (a)(b)	52,808	6,569,843
Global Payments, Inc. (a)	92,693	8,808,616
International Business Machines Corp.	517,508	75,080,061
Mastercard, Inc., Class A	556,301	78,549,701
Paychex, Inc.	193,665	11,612,153
PayPal Holdings, Inc. (b)	674,190	43,168,386
Total System Services, Inc.	99,065	6,488,757
Visa, Inc., Class A	1,090,563	114,770,745
Western Union Co.	278,703	5,351,098

		513,719,601

Leisure Products - 0.1%
Hasbro, Inc.	66,185	6,464,289
Mattel, Inc.	198,376	3,070,860

		9,535,149

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	194,103	$ 12,461,413
Illumina, Inc. (b)	87,593	17,448,526
Mettler-Toledo International, Inc. (a)(b)	15,258	9,553,949
PerkinElmer, Inc.	65,522	4,519,052
Quintiles IMS Holdings, Inc. (b)	92,457	8,789,887
Thermo Fisher Scientific, Inc.	238,707	45,163,365
Waters Corp. (b)	46,791	8,399,920

		106,336,112

Machinery - 1.6%
Caterpillar, Inc.	352,891	44,009,037
Cummins, Inc.	94,628	15,900,343
Deere & Co.	191,087	23,998,616
Dover Corp.	92,089	8,416,014
Flowserve Corp.	76,248	3,247,402
Fortive Corp.	183,255	12,972,622
Illinois Tool Works, Inc.	185,270	27,412,549
Ingersoll-Rand PLC	149,367	13,319,055
PACCAR, Inc.	211,616	15,308,302
Parker-Hannifin Corp.	80,171	14,031,528
Pentair PLC	97,664	6,637,245
Snap-on, Inc.	34,277	5,107,616
Stanley Black & Decker, Inc.	92,286	13,932,417
Xylem, Inc.	109,951	6,886,231

		211,178,977

Media - 2.9%
CBS Corp., Class B	218,725	12,686,050
Charter Communications, Inc., Class A (b)	120,000	43,610,400
Comcast Corp., Class A	2,806,815	108,006,203
Discovery Communications, Inc., Class A (a)(b)	87,189	1,856,254
Discovery Communications, Inc., Class C (a)(b)	122,201	2,475,792
DISH Network Corp., Class A (b)	132,510	7,186,017
IHS Markit Ltd. (b)	219,526	9,676,706
Interpublic Group of Cos., Inc.	227,431	4,728,290
News Corp., Class A	236,359	3,134,120
News Corp., Class B	53,983	736,868
Omnicom Group, Inc.	136,243	10,091,519
Scripps Networks Interactive, Inc., Class A	56,495	4,852,356
Time Warner, Inc.	463,449	47,480,350
Twenty-First Century Fox, Inc., Class A	618,607	16,318,853
Twenty-First Century Fox, Inc., Class B	272,149	7,018,723
Viacom, Inc., Class B	205,754	5,728,191
Walt Disney Co.	921,324	90,814,907

		376,401,599

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	810,698	11,382,200
Newmont Mining Corp.	321,516	12,060,065
Nucor Corp.	193,946	10,868,734

		34,310,999

Multi-Utilities - 1.2%
Alliant Energy Corp.	140,846	5,854,968
Ameren Corp.	143,037	8,273,260
CenterPoint Energy, Inc.	251,857	7,356,743
CMS Energy Corp.	166,727	7,722,795
Consolidated Edison, Inc.	186,554	15,051,177
Dominion Energy, Inc.	382,318	29,411,724
DTE Energy Co.	108,746	11,674,971
NiSource, Inc.	181,090	4,634,093
PG&E Corp.	305,050	20,770,854
Public Service Enterprise Group, Inc.	304,849	14,099,266
SCANA Corp.	83,884	4,067,535
Sempra Energy	150,185	17,140,614
WEC Energy Group, Inc.	190,867	11,982,630

		158,040,630

Multiline Retail - 0.4%
Dollar General Corp.	156,751	12,704,669
Dollar Tree, Inc. (b)	143,247	12,436,704
Kohl’s Corp.	98,392	4,491,595
Macy’s, Inc.	176,133	3,843,222
Nordstrom, Inc.	68,407	3,225,390
Target Corp.	328,434	19,380,890

		56,082,470

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	336,104	16,418,680
Andeavor	87,756	9,052,031
Apache Corp.	230,928	10,576,502
Cabot Oil & Gas Corp.	275,949	7,381,636
Chesapeake Energy Corp. (a)(b)	529,785	2,278,075
Chevron Corp.	1,129,438	132,708,965
Cimarex Energy Co.	58,370	6,634,918
Concho Resources, Inc. (b)	89,503	11,789,335
ConocoPhillips	726,188	36,345,709
Devon Energy Corp.	317,074	11,639,786
EOG Resources, Inc.	344,343	33,311,742
EQT Corp.	105,308	6,870,294
Exxon Mobil Corp.	2,525,957	207,077,873
Hess Corp.	157,721	7,395,538
Kinder Morgan, Inc.	1,146,971	21,998,904
Marathon Oil Corp.	503,091	6,821,914
Marathon Petroleum Corp.	302,497	16,964,032
Newfield Exploration Co. (a)(b)	116,858	3,467,177
Noble Energy, Inc.	283,916	8,051,858
Occidental Petroleum Corp.	457,003	29,344,163
ONEOK, Inc.	229,064	12,692,436
Phillips 66	255,342	23,391,881
Pioneer Natural Resources Co.	102,059	15,057,785

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	131,419	$ 2,571,870
Valero Energy Corp.	265,129	20,396,374
Williams Cos., Inc.	499,125	14,978,741

		675,218,219

Paper & Forest Products - 0.1%
International Paper Co.	248,986	14,147,385

Personal Products - 0.1%
Coty, Inc., Class A	274,000	4,529,220
Estee Lauder Cos., Inc., Class A	134,496	14,504,049

		19,033,269

Pharmaceuticals - 4.8%
Allergan PLC	199,691	40,926,670
Bristol-Myers Squibb Co.	978,909	62,395,660
Eli Lilly & Co.	577,503	49,399,607
Johnson & Johnson	1,599,924	208,006,119
Merck & Co., Inc.	1,631,082	104,438,180
Mylan NV (b)	325,073	10,197,540
Perrigo Co. PLC	77,467	6,557,582
Pfizer, Inc.	3,560,256	127,101,104
Zoetis, Inc.	293,032	18,683,720

		627,706,182

Professional Services - 0.2%
Equifax, Inc.	73,274	7,766,311
Nielsen Holdings PLC	196,435	8,142,231
Robert Half International, Inc.	74,783	3,764,576
Verisk Analytics, Inc. (a)(b)	94,221	7,838,245

		27,511,363

Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc. (a)	55,441	6,595,816
American Tower Corp.	255,858	34,970,671
Apartment Investment & Management Co., Class A	91,141	3,997,444
AvalonBay Communities, Inc.	82,843	14,780,848
Boston Properties, Inc.	94,106	11,563,745
Crown Castle International Corp.	242,560	24,251,149
Digital Realty Trust, Inc.	122,417	14,485,604
Duke Realty Corp.	208,164	5,999,286
Equinix, Inc.	46,469	20,739,115
Equity Residential	220,571	14,542,246
Essex Property Trust, Inc.	39,611	10,062,382
Extra Space Storage, Inc. (a)	77,234	6,172,541
Federal Realty Investment Trust	42,469	5,275,074
GGP, Inc.	366,286	7,607,760
HCP, Inc.	275,244	7,660,041
Host Hotels & Resorts, Inc.	434,468	8,033,313
Kimco Realty Corp. (a)	249,356	4,874,910
Macerich Co.	64,673	3,555,075
Mid-America Apartment Communities, Inc.	66,350	7,091,488
Prologis, Inc.	318,438	20,208,075
Public Storage	89,625	19,178,854
Realty Income Corp. (a)	160,650	9,187,574
Regency Centers Corp.	86,603	5,372,850
Simon Property Group, Inc. (a)	187,157	30,134,149
SL Green Realty Corp.	58,685	5,945,964
UDR, Inc.	164,285	6,247,759
Ventas, Inc.	214,309	13,957,945
Vornado Realty Trust (a)	101,338	7,790,865
Welltower, Inc.	222,184	15,615,092
Weyerhaeuser Co.	456,561	15,536,737

		361,434,372

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (b)	174,809	6,621,765

Road & Rail - 0.9%
CSX Corp.	545,545	29,601,271
JB Hunt Transport Services, Inc.	50,885	5,652,306
Kansas City Southern	62,228	6,762,939
Norfolk Southern Corp.	172,550	22,818,012
Union Pacific Corp.	477,974	55,430,645

		120,265,173

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(b)	473,862	6,041,740
Analog Devices, Inc.	220,529	19,002,984
Applied Materials, Inc.	637,974	33,232,066
Broadcom Ltd.	242,729	58,871,492
Intel Corp.	2,807,904	106,924,946
KLA-Tencor Corp.	91,720	9,722,320
Lam Research Corp.	97,106	17,968,494
Microchip Technology, Inc.	137,016	12,301,296
Micron Technology, Inc. (b)	665,390	26,169,789
NVIDIA Corp.	357,991	63,998,051
Qorvo, Inc. (b)	73,781	5,214,841
QUALCOMM, Inc.	885,265	45,892,138
Skyworks Solutions, Inc.	107,948	10,999,901
Texas Instruments, Inc.	591,789	53,047,966
Xilinx, Inc.	145,689	10,319,152

		479,707,176

Software - 5.0%
Activision Blizzard, Inc.	450,766	29,078,915
Adobe Systems, Inc. (b)	293,954	43,852,058
ANSYS, Inc. (b)	49,472	6,071,698
Autodesk, Inc. (b)	131,436	14,755,005
CA, Inc.	183,640	6,129,903
Cadence Design Systems, Inc. (a)(b)	171,359	6,763,540
Citrix Systems, Inc. (b)	83,916	6,446,427
Electronic Arts, Inc. (b)	184,561	21,789,272

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (continued)
Intuit, Inc.	145,381	$ 20,664,455
Microsoft Corp.	4,595,048	342,285,051
Oracle Corp.	1,802,365	87,144,348
Red Hat, Inc. (b)	105,055	11,646,397
salesforce.com, Inc. (b)	408,319	38,145,161
Symantec Corp.	368,502	12,090,551
Synopsys, Inc. (b)	87,886	7,077,460

		653,940,241

Specialty Retail - 2.1%
Advance Auto Parts, Inc. (a)	42,609	4,226,813
AutoZone, Inc. (b)	16,498	9,818,125
Best Buy Co., Inc.	160,888	9,164,180
CarMax, Inc. (b)	111,776	8,473,739
Foot Locker, Inc.	76,660	2,699,965
Gap, Inc.	129,253	3,816,841
Home Depot, Inc.	703,167	115,009,995
L Brands, Inc.	152,020	6,325,552
Lowe’s Cos., Inc.	504,299	40,313,662
O’Reilly Automotive, Inc. (b)	53,193	11,456,176
Ross Stores, Inc.	234,174	15,120,615
Signet Jewelers Ltd.	35,334	2,351,478
Tiffany & Co.	59,106	5,424,749
TJX Cos., Inc.	381,033	28,093,563
Tractor Supply Co.	76,121	4,817,698
Ulta Salon Cosmetics & Fragrance, Inc. (b)	35,557	8,038,015

		275,151,166

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	3,081,960	474,991,521
Hewlett Packard Enterprise Co.	984,583	14,483,216
HP, Inc.	997,927	19,918,623
NetApp, Inc.	165,118	7,225,564
Seagate Technology PLC	168,099	5,575,844
Western Digital Corp.	177,736	15,356,390
Xerox Corp.	127,600	4,247,804

		541,798,962

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	163,808	6,598,186
Hanesbrands, Inc.	211,689	5,216,017
Michael Kors Holdings Ltd. (b)	90,090	4,310,807
NIKE, Inc., Class B	787,252	40,819,016
PVH Corp.	44,958	5,667,406
Ralph Lauren Corp.	31,377	2,770,275
Under Armour, Inc., Class A (a)(b)	103,468	1,705,153
Under Armour, Inc., Class C (a)(b)	105,511	1,584,775
VF Corp.	199,537	12,684,567

		81,356,202

Thrifts & Mortgage Finance - 0.0%
People’s United Financial, Inc.	220,243	3,995,208

Tobacco - 1.4%
Altria Group, Inc.	1,144,648	72,593,576
Philip Morris International, Inc.	926,275	102,825,788

		175,419,364

Trading Companies & Distributors - 0.2%
Fastenal Co.	168,859	7,696,593
United Rentals, Inc. (b)	51,357	7,125,270
W.W. Grainger, Inc.	31,463	5,655,475

		20,477,338

Water Utilities - 0.1%
American Water Works Co., Inc.	104,989	8,494,660

Total Long-Term Investments (Cost - $7,927,034,400) - 99.1%		12,877,532,959

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)(e)	80,879,970	80,904,234
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (c)(e)	105,072,055	105,072,055

Total Short-Term Securities (Cost - $185,966,542) - 1.4%		185,976,289

Total Investments (Cost - $8,113,000,942) - 100.5%		13,063,509,248

Liabilities in Excess of Other Assets - (0.5)%		(66,745,821)

Net Assets - 100.0%		$ 12,996,763,427

Schedule of Investments (continued)

S&P 500 Index Master Portfolio

Notes to Schedule of Investments
(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock, Inc.	60,705	11,662		—	72,367	$32,354,562	$512,778		—	$4,686,505
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	12,939,972	[1]	—	80,879,970	80,904,234	232,007	[2]	$(792)	2,072
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—		(380,118,141)[3]	105,072,055	105,072,055	1,237,499		—	—
PNC Financial Services Group, Inc.	242,967	46,203		(3,215)	285,955	38,538,155	495,471		1,354	4,831,915

Total						$256,869,006	$2,477,755		$562	$9,520,492

[1]	Represents net shares purchased.
[2]

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares sold.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	930	December 2017	$ 116,999	$705,733

Schedule of Investments (concluded)

S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$12,877,532,959	—	—	$12,877,532,959
Short-Term Securities	185,976,289	—	—	185,976,289

Total	$13,063,509,248	—	—	$13,063,509,248

Derivative Financial Instruments[2]
Assets:
Equity contracts	$705,733	—	—	$705,733

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 24, 2017